Other revenues (Tables)	12 Months Ended
Dec. 31, 2019
Other Income and Expenses [Abstract]
Other revenues	Other revenues comprise the following items:

(In US$ millions)	2019	2018	2017
Early termination revenue	41.0	204.9	95.9
Related party other revenues	1.8	4.6	7.1
Total	42.8	209.5	103.0